Prepaid expenses and other current assets (Tables)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets
	As of March 31,
	2023	2022
Prepayments	$57,159	$137,128
Advance to suppliers	—	34,030
Rental and other deposits	27,873	21,061
Deferred offering cost	163,461	—
Other current assets	31,931	4,215
Total	$280,424	$196,434

	As of March 31,
	2022	2021

Advances to suppliers	$34,661	$132,718
Deposits	21,061	26,924
Prepaid expenses	157,156	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)	11,514	77,734
	$224,392	$301,370